Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues
Software revenue	¥ 73,583,777	$ 11,359,378	¥ 83,693,264	¥ 67,872,447
Hardware revenue	8,616,650	1,330,182	5,948,379	28,155,097
Service fee revenue	142,810,369	22,046,122	129,812,064	101,905,255
Total revenues	225,010,796	34,735,682	219,453,707	197,932,799
Cost of revenues
Cost of software revenue	(18,648,499)	(2,878,832)	(19,599,743)	(11,989,808)
Cost of hardware revenue	(7,232,473)	(1,116,501)	(6,032,868)	(23,188,160)
Cost of service fee revenue	(96,787,443)	(14,941,406)	(96,712,746)	(79,532,929)
Amortization of acquired customer relationships and softwares | ¥				(286,000)
Amortization of software costs	(8,416,412)	(1,299,270)	(3,765,833)	(3,367,180)
Total cost of revenues	(131,084,827)	(20,236,009)	(126,111,190)	(118,364,077)
Gross profit	93,925,969	14,499,673	93,342,517	79,568,722
Operating expenses
Research and development expenses	(8,684,459)	(1,340,649)	(8,017,819)	(7,247,250)
General and administrative expenses	(38,607,230)	(5,959,929)	(27,369,028)	(33,794,971)
Selling and distribution expenses	(38,185,022)	(5,894,752)	(47,339,529)	(46,366,677)
Total operating expenses	(85,476,711)	(13,195,330)	(82,726,376)	(87,408,898)
Income (Loss) from operations	8,449,258	1,304,343	10,616,141	(7,840,176)
Other income (expenses)
Interest income	296,389	45,755	564,750	332,299
Interest expense	(822,860)	(127,028)	(164,171)
Other income (expenses)	503,678	77,754	587,836	449,787
Foreign currency exchange gain (loss)	746,505	115,241	7,649	(106,124)
Income (Loss) before income tax	9,172,970	1,416,065	11,612,205	(7,164,214)
Less: Income tax expense	1,637,037	252,715	4,225,049	287,296
Net income (loss)	¥ 7,535,933	$ 1,163,350	¥ 7,387,156	¥ (7,451,510)
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.56	$ 0.24	¥ 1.77	¥ (1.76)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.54	$ 0.24	¥ 1.71	¥ (1.76)
Basic weighted average shares outstanding (in Shares)	4,842,727	4,842,727	4,173,014	4,224,676
Diluted weighted average shares outstanding (in Shares)	4,888,023	4,888,023	4,308,516	4,224,676